Right-of-use assets and lease liabilities - Operating Leases Current and Non-Current (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current	€ 47.6	€ 46.6
Non-current	151.5	120.3
Lease liabilities	€ 199.1	€ 166.9